EARNINGS (LOSS) PER SHARE - Schedule of EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net Income (Loss) Attributable to Parent	$ 20,457	$ (31,960)	$ (807)	$ 71,674	$ (25,442)	$ (55,512)	$ (12,310)	$ (9,280)	$ (336)	$ (22,397)	$ (107,500)
Less: Income attributable to participating securities - basic	(15)			(52)			0	0
Net income (loss) attributable to common stockholders - basic	$ 20,442			$ 71,622			$ (12,310)	$ (9,280)	$ (336)	$ (22,544)	$ (107,500)
Denominator:
Weighted-average common shares outstanding - basic (in shares)	200,464,000			196,778,000			199,801,000	176,547,000	182,323,000	118,221,000	90,929,000
Net loss per common share - basic (in dollars per share)	$ 0.10			$ 0.36			$ (0.06)	$ (0.05)	$ 0	$ (0.19)	$ (1.18)
Dilutive Earnings (Loss) Per Share:
Less: Income attributable to participating securities - diluted	$ (15)			$ (51)			$ 0	$ 0
Net income (loss) attributable to common stockholders - diluted	$ 20,442			$ 71,623			$ (12,310)	$ (9,280)	$ (336)	$ (22,544)	$ (107,500)
Denominator:
Weighted-average common shares outstanding - diluted (in shares)	200,947,000			201,017,000			199,801,000	176,547,000	182,323	118,221	90,929
Net income (loss) attributable to common stockholders - diluted (in dollars per share)	$ 0.10			$ 0.36			$ (0.06)	$ (0.05)			$ (1.18)
Stock options
Denominator:
Incremental common shares attributable to dilutive effect of share-based payment arrangements (in shares)	20,000			4,239,000			0	0
Restricted Stock Units & Performance Based Stock Units
Denominator:
Incremental common shares attributable to dilutive effect of share-based payment arrangements (in shares)	463,000			0			0	0